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Pear Tree Polaris Small Cap Fund (Ordinary Shares)
Account Value [Line Items]
Accumulated Value						$ 10,000								$ 10,255								$ 10,963								$ 12,200								$ 12,336								$ 12,448							$ 12,570					$ 12,983					$ 12,674					$ 13,649					$ 14,191					$ 11,570					$ 12,911					$ 13,110					$ 12,969					$ 14,287					$ 9,002					$ 10,855					$ 10,540					$ 13,604				$ 16,091				$ 16,408				$ 16,044				$ 16,899				$ 16,556				$ 14,826				$ 14,113				$ 16,038				$ 15,996				$ 16,326			$ 16,304			$ 18,098			$ 19,375			$ 18,473			$ 20,167			$ 19,672		$ 19,120		$ 19,848	$ 20,743	$ 21,258	$ 21,895
Pear Tree Polaris Small Cap Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value						1,000,000.0								1,026,200.0								1,097,623.52								1,222,533.08								1,236,958.97								1,248,957.47							1,262,571.11					1,305,246.01					1,275,094.83					1,374,679.73					1,430,629.2					1,167,822.61					1,304,341.08					1,325,210.53					1,312,488.51					1,446,756.09					912,758.42					1,101,334.3					1,070,607.08					1,383,545.53				1,637,702.84				1,671,603.29				1,635,663.82				1,724,971.06				1,691,334.13				1,515,942.78				1,444,238.68				1,643,110.35				1,640,317.06				1,675,091.78			1,674,589.26			1,860,636.12			1,993,671.61			1,902,760.18			2,078,955.77			2,029,684.52		1,975,086.01		2,052,311.87	2,066,137.47	2,105,671.98	2,169,894.98
Pear Tree Polaris Small Cap Fund (R6 Shares)
Account Value [Line Items]
Accumulated Value	$ 100,000.00						$ 109,100.00					$ 99,902.87	$ 103,849.03		$ 100,017.0					$ 97,196.52	$ 93,707.17		$ 99,001.62					$ 100,912.36	$ 100,801.35		$ 107,111.52					$ 105,644.09	$ 102,601.54		$ 106,541.44					$ 108,853.39	$ 115,275.74		$ 115,529.34					$ 112,202.1
Pear Tree Quality Fund (Ordinary Shares)
Account Value [Line Items]
Accumulated Value						10,000.0								10,251.0								10,582.11								10,432.9								11,403.16								12,105.59							12,437.29					13,401.18					13,102.33					13,596.29					15,036.14					13,177.67					14,956.65					15,453.22					15,765.37					17,285.15					14,510.89					16,697.68					17,911.6					20,508.78				22,030.53				24,011.07				23,958.25				26,260.64				24,377.75				21,398.79				19,920.13				21,967.92				23,942.84				26,483.17			25,325.86			28,387.75			31,385.5			32,553.04			34,340.2			33,498.87		33,230.88		35,633.47	37,272.61	38,897.7	36,225.42
Pear Tree Quality Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value						1,000,000.0								1,026,000.0								1,059,550.2								1,045,564.14								1,143,010.71								1,214,677.49							1,249,052.86					1,347,728.04					1,318,347.56					1,370,026.79					1,515,934.64					1,329,626.27					1,510,854.34					1,562,525.55					1,595,494.84					1,750,736.49					1,471,318.95					1,694,665.16					1,819,223.05					2,085,193.46				2,242,417.05				2,446,701.24				2,443,765.2				2,680,077.3				2,491,131.85				2,189,206.67				2,039,246.01				2,250,919.75				2,456,878.9				2,720,010.63			2,603,322.18			2,920,146.49			3,232,602.16			3,356,734.08			3,544,039.85			3,460,400.51		3,436,177.7		3,687,705.91	3,860,290.55	4,032,845.53	3,759,418.61
Pear Tree Quality Fund (R6 Shares)
Account Value [Line Items]
Accumulated Value	100,000.0						102,600.0					99,932.4	105,348.74		103,968.67					99,310.87	98,307.83		101,958.98					106,618.51	104,603.42		107,751.98					111,652.6	114,041.97		115,547.32					116,772.13	118,803.96		117,782.25					108,925.02
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares)
Account Value [Line Items]
Accumulated Value				$ 10,000.0						$ 10,480.0								$ 10,319.66								$ 10,049.28								$ 10,049.28								$ 10,629.12								$ 8,689.31						$ 9,979.67					$ 10,619.37					$ 10,419.72					$ 10,900.07					$ 8,360.36					$ 10,490.58					$ 12,860.4					$ 17,740.92					$ 18,686.51					$ 20,151.53					$ 19,206.42					$ 19,675.06					$ 17,455.71				$ 13,603.24				$ 14,057.59				$ 14,188.32				$ 15,011.24				$ 15,746.79				$ 12,910.8				$ 13,970.77				$ 13,765.4				$ 14,274.72				$ 15,313.92			$ 14,156.19			$ 13,030.77			$ 15,205.61			$ 17,358.72			$ 17,478.5			$ 17,543.17
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value				1,000,000.0						1,047,000.0								1,032,027.9								1,006,020.8								1,006,020.8								1,065,074.22								871,017.7						1,002,018.76					1,067,049.77					1,047,095.94					1,096,100.03					841,037.56					1,056,090.86					1,296,140.31					1,788,284.79					1,884,852.17					2,033,378.52					1,940,859.79					1,987,828.6					1,764,993.01				1,375,635.56				1,423,232.55				1,437,322.55				1,521,693.38				1,597,473.71				1,310,886.93				1,419,035.1				1,399,594.32				1,451,519.27				1,558,641.39			1,441,899.15			1,329,431.02			1,551,180.11			1,771,913.04			1,785,025.2			1,792,522.3
Pear Tree Essex Environmental Opportunities Fund (R6 Shares)
Account Value [Line Items]
Accumulated Value		$ 100,000.0						$ 93,400.0								$ 95,716.32								$ 85,005.66								$ 66,202.41								$ 68,592.32								$ 69,168.49						$ 73,270.19					$ 76,919.04					$ 63,127.46					$ 68,367.04					$ 67,457.75					$ 69,967.18					$ 75,095.78					$ 69,508.65					$ 64,038.32					$ 74,751.93					$ 85,463.88					$ 86,327.07					$ 86,741.44
Pear Tree Polaris Foreign Value Fund (Ordinary Shares)
Account Value [Line Items]
Accumulated Value						10,000.0								9,336.0								10,557.15								10,563.48								11,357.86								12,040.46							12,634.06					13,230.39					12,980.33					13,093.26					13,296.21					11,474.63					12,517.67					12,729.22					12,374.07					13,533.52					9,044.45					10,611.86					10,929.15					13,892.05				15,082.59				15,281.68				14,947.02				15,053.14				14,201.13				12,059.6				10,613.65				12,479.54				13,476.65				13,717.88			13,406.49			14,960.3			15,452.49			15,472.58			16,352.97			14,858.31		15,650.26		17,603.41	18,421.97	19,886.51	20,717.77
Pear Tree Polaris Foreign Value Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value						1,000,000.0								934,100.0								1,057,027.56								1,058,295.99								1,138,197.34								1,207,968.84							1,268,729.67					1,330,263.06					1,306,185.3					1,318,855.3					1,341,143.95					1,158,211.91					1,264,419.95					1,287,053.06					1,252,302.63					1,370,269.54					916,847.35					1,076,928.9					1,110,421.38					1,412,900.17				1,535,116.03				1,556,607.66				1,523,763.24				1,536,562.85				1,450,515.33				1,232,792.98				1,086,337.17				1,278,184.32				1,381,589.43				1,407,701.47			1,377,013.58			1,538,261.87			1,590,408.94			1,593,112.64			1,686,150.42			1,532,879.34		1,616,574.56		1,820,262.95	1,905,997.34	2,059,430.12	2,148,191.56
Pear Tree Polaris Foreign Value Fund (R6 Shares)
Account Value [Line Items]
Accumulated Value					$ 100,000.0						$ 103,400.0								$ 109,697.06								$ 115,192.88								$ 120,825.81								$ 118,687.2								$ 119,802.86						$ 121,839.51					$ 105,196.23					$ 114,937.4					$ 117,029.26					$ 113,775.85					$ 124,664.2					$ 83,400.35					$ 97,987.07					$ 101,014.87					$ 128,591.93					$ 139,715.13					$ 141,741.0					$ 138,821.13				$ 139,959.47				$ 132,093.75				$ 112,319.31				$ 99,020.71				$ 116,567.17				$ 126,055.74				$ 128,463.41				$ 125,701.44				$ 140,395.94				$ 145,183.44			$ 145,560.92			$ 154,003.45			$ 140,004.54			$ 147,690.79			$ 166,388.44			$ 174,341.81		$ 188,324.02		$ 196,440.79
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares)
Account Value [Line Items]
Accumulated Value						10,000.0								9,760.0								10,606.19								10,451.34								11,573.82								12,367.78							13,406.67					13,906.74					13,559.07					13,290.6					12,995.55					11,252.85					12,295.99					12,277.54					12,050.41					13,530.2					9,376.43					11,087.63					11,691.9					14,375.19				15,946.4				16,678.34				16,293.07				16,545.61				15,511.51				13,307.33				11,840.86				13,633.57				14,587.92				15,050.35			14,752.36			16,466.58			16,749.81			16,749.81			17,778.24			16,087.53		16,872.6		19,774.69	20,344.2	20,262.83	19,612.39
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value						1,000,000.0								977,600.0								1,062,064.64								1,047,832.97								1,161,208.5								1,242,376.98							1,346,363.93					1,398,198.94					1,365,061.63					1,338,852.44					1,310,067.11					1,135,697.18					1,242,907.0					1,242,036.96					1,220,052.91					1,371,095.46					950,854.7					1,125,336.54					1,187,567.65					1,460,826.96				1,622,686.59				1,699,277.4				1,661,043.65				1,688,284.77				1,585,805.89				1,361,572.93				1,211,799.91				1,396,235.86				1,496,206.34				1,544,683.43			1,516,261.25			1,693,512.2			1,723,826.06			1,726,067.04			1,833,083.19			1,660,773.37		1,744,476.35		2,045,572.97	2,106,940.16	2,099,776.56	2,035,523.4
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares)
Account Value [Line Items]
Accumulated Value					100,000.0						106,300.0								113,698.48								123,294.63								128,090.79								125,067.85								122,679.05						120,078.26					103,987.77					113,877.01					113,763.13					111,760.9					125,585.72					87,156.49					103,106.13					108,766.66					133,870.0					148,742.96					155,808.25					152,271.4				154,875.24				145,412.37				124,851.06				111,104.96				128,137.35				137,286.35				141,720.7				139,028.01				155,405.51				158,047.4			158,331.89			168,227.63			152,330.12			160,068.49			187,648.29			193,183.91		192,952.09		187,067.05
Pear Tree Polaris International Opportunities Fund (Ordinary Shares)
Account Value [Line Items]
Accumulated Value			$ 10,000.0						$ 10,600.0								$ 10,990.08								$ 10,000.0								$ 11,155.0								$ 7,487.24								$ 9,166.62						$ 10,048.45					$ 12,633.92					$ 13,182.23					$ 13,654.15					$ 13,729.25					$ 14,289.41					$ 13,432.04					$ 10,955.17					$ 9,896.9					$ 11,493.27					$ 12,534.56					$ 12,609.77					$ 11,879.67				$ 13,324.23				$ 12,999.12				$ 12,923.73				$ 14,106.25				$ 12,577.13				$ 12,974.57				$ 14,519.84				$ 15,038.2				$ 14,788.56				$ 14,441.03
Pear Tree Polaris International Opportunities Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value			1,000,000.0						1,060,000.0								1,101,022.0								1,072,065.12								1,196,746.3								804,572.53								986,405.93						1,082,876.43					1,362,691.7					1,422,377.59					1,475,005.56					1,485,183.1					1,545,778.57					1,456,123.41					1,188,342.32					1,075,925.13					1,250,870.56					1,364,074.35					1,374,441.31					1,294,723.72				1,455,787.35				1,421,867.5				1,414,900.35				1,547,335.02				1,382,079.64				1,428,102.9				1,599,903.67				1,659,260.1				1,633,043.79				1,595,973.7
Pear Tree Polaris International Opportunities Fund (R6 Shares)
Account Value [Line Items]
Accumulated Value			100,000.0						106,000.0								110,102.2								107,206.51								119,706.79								80,478.88								98,667.1						108,316.74					136,305.79					142,371.4					147,639.14					148,554.5					154,778.94					145,585.07					118,899.33					107,544.44					125,084.94					136,417.63					137,454.41					129,592.01				145,881.73				142,482.69				141,784.52				154,927.95				138,397.13				142,881.2				160,084.1				166,135.28				163,443.89				159,864.47
Russell 2000 [Member]
Account Value [Line Items]
Accumulated Value						10,000								10,379								11,318								12,318								12,622								12,932							13,666					14,122					14,111					15,204					15,749					12,568					14,400					14,702					14,349					15,776					10,947					13,729					14,406					18,926				21,329				22,244				21,274				21,730				20,093				16,637				16,273				17,287				17,760				18,686			17,727			20,214			21,261			20,564			22,470			22,544		20,407		22,142	24,885	25,430	25,656
S&P 500
Account Value [Line Items]
Accumulated Value	100,000.00					10,000	105,434.10					102,924.77	105,786.08	10,246	104,410.86					98,532.53	97,862.51	10,640.47	104,018.06					109,312.58	111,761.18	11,046.94	114,029.93					118,192.02	120,957.72	11,717.49	121,260.11					121,332.87	123,092.19	12,079.56	122,156.69					116,073.29	12,620.72					13,458.74					13,356.45					13,814.58					14,879.68					12,867.95					14,624.42					15,253.27					15,512.58					16,919.57					13,603.33					16,397.46					17,861.75					20,031.95				21,267.93				23,086.33				23,220.23				25,781.43				24,595.48				20,635.61				19,628.59				21,112.51				22,695.95				24,679.58			23,872.55			26,663.25			29,478.89			30,740.59			32,551.21			33,335.7		31,912.26		35,403.46	38,278.22	39,296.43	37,594.89
Russell 2000
Account Value [Line Items]
Accumulated Value	$ 100,000.00					1,000,000.0	$ 110,289.53					$ 101,179.61	$ 103,830.52	1,037,900.0	$ 98,275.59					$ 91,583.02	$ 89,467.45	1,131,829.95	$ 94,245.01					$ 99,371.94	$ 101,091.08	1,231,770.53	$ 108,308.98					$ 111,677.39	$ 113,698.75	1,262,195.27	$ 114,790.26					$ 114,124.48	$ 120,230.13	1,293,245.27	$ 121,191.98					$ 115,132.38	1,366,572.28					1,412,215.79					1,411,086.02					1,520,445.19					1,574,877.12					1,256,751.94					1,439,986.38					1,470,226.09					1,434,940.67					1,577,573.77					1,094,678.44					1,372,945.7					1,440,631.92					1,892,558.15				2,132,913.04				2,224,415.01				2,127,430.51				2,172,957.52				2,009,333.82				1,663,728.41				1,627,292.75				1,728,673.09				1,776,038.73				1,868,570.35			1,772,712.69			2,021,424.28			2,126,134.06			2,056,396.87			2,247,024.85			2,254,440.04		2,040,719.12		2,214,180.25	2,293,564.22	2,262,670.79	2,282,808.56
S&P 500 [Member]
Account Value [Line Items]
Accumulated Value						1,000,000.0								1,024,600.0								1,064,047.1								1,104,693.7								1,171,748.61								1,207,955.64							1,262,072.05					1,345,873.64					1,335,645.0					1,381,457.62					1,487,968.0					1,286,794.73					1,462,442.21					1,525,327.22					1,551,257.79					1,691,956.87					1,360,333.32					1,639,745.79					1,786,175.08					2,003,195.36				2,126,792.51				2,308,633.27				2,322,023.34				2,578,142.52				2,459,547.96				2,063,560.74				1,962,858.98				2,111,251.11				2,269,594.95				2,467,957.55			2,387,255.33			2,666,325.48			2,947,889.45			3,074,059.12			3,255,121.21			3,333,569.63		3,191,226.2		3,540,346.35	3,450,353.77	3,634,519.56	3,477,144.87
S&P 500 One [Member]
Account Value [Line Items]
Accumulated Value						1,000,000.0								1,024,600.0								1,064,047.1								1,104,693.7								1,171,748.61								1,207,955.64							1,262,072.05					1,345,873.64					1,335,645.0					1,381,457.62					1,487,968.0					1,286,794.73					1,462,442.21					1,525,327.22					1,551,257.79					1,691,956.87					1,360,333.32					1,639,745.79					1,786,175.08					2,003,195.36				2,126,792.51				2,308,633.27				2,322,023.34				2,578,142.52				2,459,547.96				2,063,560.74				1,962,858.98				2,111,251.11				2,269,594.95				2,467,957.55			2,387,255.33			2,666,325.48			2,947,889.45			3,074,059.12			3,255,121.21			3,333,569.63		3,191,226.2		3,540,346.35	3,827,822.47	3,929,642.55	3,759,489.03
MSCI EAFE
Account Value [Line Items]
Accumulated Value					100,000.0	10,000.0					102,867.33			9,881.0					109,419.98			10,523.27					115,405.25			10,451.71					120,333.06			11,224.09					118,636.36			11,939.06					117,485.59		12,592.13				119,153.88	13,129.81				104,259.65	12,944.68				114,821.15	12,819.12				119,379.55	13,001.15				118,185.75	11,376.01				127,888.8	12,528.4				98,832.47	13,025.77				113,736.4	12,895.52				119,286.74	13,954.24				138,479.98	10,783.83				143,465.26	12,410.04				151,183.69	13,015.65				150,654.54	15,109.86			154,782.48	15,653.82			145,820.57	16,496.0			124,982.81	16,438.26			113,371.91	16,888.67			133,098.62	15,910.81			144,571.72	13,637.16			149,241.39	12,370.27			143,197.11	14,522.69			158,189.85	15,774.55			167,570.51	16,284.07		167,285.64	15,624.56		179,547.68	17,260.45		165,058.18	18,284.0		176,628.76	18,252.92		197,947.85	19,590.85		207,508.73	18,009.87	217,697.41	19,272.36	215,259.2	21,598.54	22,641.75	23,753.46	23,487.42
MSCI EAFE [Member]
Account Value [Line Items]
Accumulated Value						1,000,000.0								988,100.0								1,052,326.5								1,045,170.68								1,122,408.79								1,193,906.23							1,259,212.9					1,312,981.3					1,294,468.26					1,281,911.92					1,300,115.07					1,137,600.68					1,252,839.63					1,302,577.37					1,289,551.59					1,395,423.78					1,078,383.5					1,241,003.73					1,301,564.71					1,510,986.47				1,565,381.98				1,649,599.53				1,643,825.93				1,688,866.77				1,591,081.38				1,363,715.85				1,237,026.65				1,452,269.28				1,577,454.9				1,628,406.69			1,562,456.22			1,726,045.39			1,828,399.88			1,825,291.6			1,959,085.47			1,800,987.27		1,927,236.48		2,159,853.92	2,264,174.87	2,375,345.86	2,348,741.98
MSCI ACWI ex USA Small Cap
Account Value [Line Items]
Accumulated Value					100,000.0	10,000.0					102,131.34			9,928.0					108,667.75			10,722.24					116,263.62			10,350.18					123,948.65			11,267.2					123,601.59			11,988.31					120,585.71		12,826.29				118,873.39	13,674.11				101,779.4	13,635.82				112,313.57	13,303.1				113,874.73	13,114.2				112,633.49	11,228.38				125,102.02	12,390.51				88,897.5	12,562.74				109,326.14	12,425.81				120,925.64	13,801.35				143,466.18	9,807.24				151,514.64	12,060.94				161,347.94	13,340.61				161,493.15	15,827.29			162,623.6	16,715.21			152,166.9	17,800.02			125,720.3	17,816.04			115,348.37	17,940.75			130,793.52	16,787.16			137,084.69	13,869.55			140,169.09	12,725.32			137,954.42	14,429.24			152,025.77	15,123.28			155,385.54	15,463.56		156,706.32	15,219.23		170,856.9	16,771.59		157,888.86	17,142.25		159,088.81	17,287.96		186,388.46	18,849.06		199,062.87	17,418.41	205,074.57	17,550.79	204,295.29	20,562.51	21,960.76	22,623.98	22,538.01
MSCI ACWI ex USA
Account Value [Line Items]
Accumulated Value			10,000.0		$ 100,000.0	10,000.0			10,266.11		$ 102,628.08			9,960.0			10,596.68		$ 108,775.5			10,657.2			10,416.64		$ 115,573.97			10,529.31			11,353.09		$ 121,422.01			11,369.55			8,712.36		$ 120,110.66			12,050.59			10,132.48		$ 117,240.01		12,803.75		10,776.91		$ 118,177.93	13,451.62		12,617.6		$ 104,693.83	13,306.34		13,071.83		$ 115,623.87	12,988.32		13,809.09		$ 119,346.95	13,092.23		13,411.38		$ 117,319.25	11,598.4		13,663.52		$ 127,866.25	12,809.28		12,935.25		$ 98,124.56	13,221.74		11,183.82		$ 114,118.86	12,996.97		10,087.81		$ 121,376.82	14,165.39		11,537.42		$ 142,107.98	10,870.52		12,345.04		$ 147,223.87	12,642.42		12,674.65		$ 155,527.3	13,446.48		12,208.23		$ 151,048.11	15,743.14	13,407.08		$ 153,887.82	16,309.89	14,051.96		$ 145,685.6	17,229.77	14,216.36		$ 125,959.77	16,733.55	15,377.84		$ 113,615.71	17,048.14	14,224.5		$ 129,942.29	16,139.47	14,986.94		$ 139,038.25	13,954.19	16,830.33		$ 142,750.57	12,586.68	18,013.5		$ 137,497.35	14,395.38	18,933.99		$ 150,999.59	15,403.06	18,820.39		$ 158,262.67	15,814.32		$ 160,114.34	15,232.36		$ 173,195.68	16,728.17		$ 160,206.0	17,532.8		$ 168,793.05	17,737.93		$ 189,554.59	19,187.12		$ 202,880.28	17,748.09	$ 213,247.46	18,699.38	$ 211,967.98	20,999.41	22,475.67	23,624.17	23,482.43
MSCI ACWI ex USA Small Cap [Member]
Account Value [Line Items]
Accumulated Value						1,000,000.0								992,800.0								1,072,224.0								1,035,017.83								1,126,720.41								1,198,830.51							1,282,628.77					1,367,410.53					1,363,581.78					1,330,310.38					1,311,419.97					1,122,837.78					1,239,051.49					1,256,274.31					1,242,580.92					1,380,134.63					980,723.67					1,206,093.96					1,334,060.53					1,582,729.42				1,671,520.54				1,780,002.22				1,781,604.22				1,794,075.45				1,678,716.4				1,386,955.49				1,272,531.66				1,442,923.65				1,512,328.28				1,546,355.67			1,521,923.25			1,677,159.42			1,714,224.64			1,728,795.55			1,884,905.79			1,741,841.44		1,755,079.43		2,056,251.06	2,196,076.14	2,262,397.64	2,253,800.52
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Accumulated Value			1,000,000.0			$ 1,000,000.0			1,026,610.68					$ 996,000.0			1,059,667.54					$ 1,065,720.0			1,041,663.79					$ 1,052,931.36			1,135,309.37					$ 1,136,955.28			871,236.41					$ 1,205,058.9			1,013,247.94				$ 1,280,375.09		1,077,690.51			$ 1,345,162.06		1,261,760.05			$ 1,330,634.31		1,307,183.41			$ 1,298,832.15		1,380,908.56			$ 1,309,222.81		1,341,138.39			$ 1,159,840.49		1,366,351.79			$ 1,280,927.84		1,293,525.24			$ 1,322,173.71		1,118,381.92			$ 1,299,696.76		1,008,780.5			$ 1,416,539.5		1,153,742.25			$ 1,087,052.41		1,234,504.21			$ 1,264,241.95		1,267,465.47			$ 1,344,647.74		1,220,822.74			$ 1,574,313.58	1,340,707.54			$ 1,630,988.86	1,405,195.57			$ 1,722,976.64	1,421,636.36			$ 1,673,354.91	1,537,784.05			$ 1,704,813.98	1,422,450.25			$ 1,613,947.4	1,498,693.58			$ 1,395,418.92	1,683,032.89			$ 1,258,667.87	1,801,350.1			$ 1,439,538.44	1,893,399.09			$ 1,540,306.13	1,882,038.7			$ 1,581,432.3			$ 1,523,235.59			$ 1,672,817.33			$ 1,753,279.84			$ 1,773,793.22			$ 1,918,712.12			$ 1,774,808.71		$ 1,869,938.46		$ 2,099,940.89	$ 2,247,566.73	$ 2,362,417.39	$ 2,348,242.89
MSCI World
Account Value [Line Items]
Accumulated Value		$ 100,000.0		10,000.0				$ 95,891.83		10,196.29						$ 103,428.93		10,769.32						$ 98,216.11		10,645.47						$ 82,452.42		10,850.93						$ 77,439.32		11,404.33						$ 85,098.07		9,886.41				$ 91,803.79		11,137.04			$ 98,230.06		11,604.8			$ 94,929.53		11,681.39			$ 105,874.9		12,695.34			$ 115,414.23		10,038.2			$ 118,622.75		11,999.67			$ 126,285.78		12,965.64			$ 126,197.38		14,789.91			$ 124,064.64		15,535.32			$ 138,493.36		16,761.05			$ 148,686.47		16,776.14			$ 153,444.44		18,094.74			$ 148,119.92		17,182.77				14,424.93				13,547.9				14,887.79				16,060.94				17,185.21				16,607.79				18,522.66				20,191.56				20,752.88				22,093.52			22,078.05			21,704.93			24,229.22			26,012.49			26,844.89			25,913.37
MSCI World [Member]
Account Value [Line Items]
Accumulated Value				$ 1,000,000.0						$ 1,019,629.0								$ 1,076,932.15								$ 1,064,547.43								$ 1,085,093.2								$ 1,140,432.95								$ 988,641.32						$ 1,113,704.45					$ 1,160,480.04					$ 1,168,139.21					$ 1,269,533.69					$ 1,003,820.29					$ 1,199,966.77					$ 1,296,564.1					$ 1,478,990.67					$ 1,553,531.79					$ 1,676,105.45					$ 1,677,613.95					$ 1,809,474.4					$ 1,718,276.89				$ 1,442,493.45				$ 1,354,789.85				$ 1,488,778.57				$ 1,606,094.32				$ 1,718,520.92				$ 1,660,778.62				$ 1,852,266.39				$ 2,019,155.59				$ 2,075,288.12				$ 2,209,351.73			$ 2,207,805.19			$ 2,170,493.28			$ 2,422,921.65			$ 2,601,248.68			$ 2,684,488.64			$ 2,591,336.88
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Accumulated Value			$ 100,000.0						$ 102,661.07								$ 105,966.76								$ 104,166.38								$ 113,530.94								$ 87,123.64								$ 101,324.8						$ 107,769.05					$ 126,176.01					$ 130,718.34					$ 138,090.86					$ 134,113.84					$ 136,635.18					$ 129,352.53					$ 111,838.19					$ 100,878.05					$ 115,374.23					$ 123,450.42					$ 126,746.55					$ 122,082.28				$ 134,070.76				$ 140,519.56				$ 142,163.64				$ 153,778.41				$ 142,245.03				$ 149,869.36				$ 168,303.29				$ 180,135.01				$ 189,339.91				$ 188,203.87